Leases	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases

Note 11 — Leases

The Group has entered into lease arrangements for its office facility.

The components of lease expense were as follows:

	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$
Operating lease cost	$1,251,597	$1,177,995	$1,156,024	$148,051

Supplemental balance sheet information related to leases was as follows:

	June 30,
	2023	2024
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$929,490	$2,332,135	$298,674

Current operating lease obligation	960,101	1,095,621	140,315
Noncurrent operating lease obligation	-	1,248,510	159,895
Total operating lease obligation	$960,101	$2,344,131	$300,210
Weighted average remaining lease term (in years):
Operating lease	0.9	2.2

Weighted average discount rate:
Operating lease	4.7%	3.6%

Cash paid for amounts included in the measurement of lease liabilities	$1,147,124	$1,159,214	$148,459

Non-cancellable Operating Lease

The Group’s commitment for minimum lease payment under its operating lease for its office facility as of June 30, 2024 was as follows:

Years ending June 30,	Amount (HKD)	Amount (US$)
2025	$1,167,568	$149,529
2026	984,671	126,106
2027	306,849	39,298
Total future lease payments	2,459,088	314,933
Amount representing interest	(114,957)	(14,723)
Present value of future payments	$2,344,131	$300,210

Total operating lease expense for the Group’s office facilities for the years ended June 30, 2024, 2023 and 2022 was HKD1,156,024 (US$148,051), HKD1,177,995 and HKD1,251,597, respectively.

 The total short term operating lease expense for the Group’s office facilities for the years ended June 30, 2024, 2023 and 2022 was HKD27,467 (US$3,518), HKD86,395 and HKD94,376, respectively.